Consolidated Statements of Stockholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Balance (in shares) at Dec. 31, 2020	7,814,572
Balance at Dec. 31, 2020	$ 782	$ 119,844,026	$ 0	$ (99,509,689)	$ 20,335,119
Issuance of common stock for directors’ fees (in shares)	7,828
Issuance of common stock for directors’ fees	$ 1	25,535	0	0	25,536
Issuance of restricted common stock to employees (in shares)	13,125
Issuance of restricted common stock to employees	$ 1	(1)	0	0	0
Forfeiture of restricted stock (in shares)	(1,250)
Forfeiture of restricted stock	$ 0	0	0	0	0
Legal fees	$ 0	(5,228)	0	0	(5,228)
Issuance of common stock for Employee stock purchase plan (in shares)	19,484
Issuance of common stock for Employee stock purchase plan	$ 2	36,628	0	0	36,630
Share based compensation for employee stock purchase plan	0	10,680	0	0	10,680
Share-based compensation	0	278,499	0	0	278,499
Net loss	$ 0	0	0	(5,065,781)	(5,065,781)
Other comprehensive loss- Foreign translation adjustment					0
Balance (in shares) at Dec. 31, 2021	7,853,759
Balance at Dec. 31, 2021	$ 786	120,190,139	0	(104,575,470)	15,615,455
Issuance of common stock for directors’ fees (in shares)	9,382
Issuance of common stock for directors’ fees	$ 1	22,019	0	0	22,020
Issuance of restricted common stock to employees (in shares)	274,250
Issuance of restricted common stock to employees	$ 27	(27)	0	0	0
Share-based compensation	0	87,677	0	0	87,677
Net loss	$ 0	0	0	(999,403)	(999,403)
Issuance of common stock pursuant to Swivel purchase agreement (in shares)	269,060
Issuance of common stock pursuant to Swivel purchase agreement	$ 27	599,977	0	0	600,004
Other comprehensive loss- Foreign translation adjustment			55,802	0	55,802
Balance (in shares) at Mar. 31, 2022	8,406,451
Balance at Mar. 31, 2022	$ 841	120,899,785	55,802	(105,574,873)	15,381,555
Balance (in shares) at Dec. 31, 2021	7,853,759
Balance at Dec. 31, 2021	$ 786	120,190,139	0	(104,575,470)	15,615,455
Issuance of common stock for directors’ fees (in shares)	39,636
Issuance of common stock for directors’ fees	$ 4	76,039	0	0	76,043
Issuance of restricted common stock to employees (in shares)	278,000
Issuance of restricted common stock to employees	$ 27	(27)	0	0	0
Forfeiture of restricted stock (in shares)	(10,500)
Forfeiture of restricted stock	$ (1)	0	0	0	(1)
Issuance of common stock for Employee stock purchase plan (in shares)	60,549
Issuance of common stock for Employee stock purchase plan	$ 6	56,374	0	0	56,380
Share based compensation for employee stock purchase plan	0	18,787	0	0	18,787
Share-based compensation	0	293,077	0	0	293,077
Net loss	$ 0	0	0	(11,909,903)	(11,909,903)
Issuance of common stock pursuant to Swivel purchase agreement (in shares)	269,060
Issuance of common stock pursuant to Swivel purchase agreement	$ 27	599,977	0	0	600,004
Issuance of common stock for note issuance fees (in shares)	700,000
Issuance of common stock for note issuance fees	$ 70	699,930	0	0	700,000
Issuance of warrant in conjunction with note payable	0	94,316	0		94,316
Other comprehensive loss- Foreign translation adjustment	$ 0		(242,602)	0	(242,602)
Balance (in shares) at Dec. 31, 2022	9,190,504
Balance at Dec. 31, 2022	$ 919	122,028,612	(242,602)	(116,485,373)	5,301,556
Issuance of common stock for directors’ fees (in shares)	15,388
Issuance of common stock for directors’ fees	$ 1	12,001	0	0	12,002
Issuance of restricted common stock to employees (in shares)	40,000
Issuance of restricted common stock to employees	$ 4	0	0	0	4
Forfeiture of restricted stock (in shares)	(19,834)
Forfeiture of restricted stock	$ (2)	(3,103)	0	0	(3,105)
Share-based compensation	0	62,474	0	0	62,474
Net loss	$ 0	0	0	(288,322)	(288,322)
Other comprehensive loss- Foreign translation adjustment			72,146	0	72,146
Balance (in shares) at Mar. 31, 2023	9,226,058
Balance at Mar. 31, 2023	$ 922	$ 122,089,984	$ (170,456)	$ (116,773,695)	$ 5,156,755